Income Taxes - Schedule of Reconciliation of the Income Tax Expenses Determined at the Statutory Income Tax Rate (Details) - USD ($)	6 Months Ended		12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Effective Income Tax Rate Reconciliation, Tax Credit, Amount [Abstract]
Income tax computed at 25%	$ (217,032)	$ (112,353)	$ (29,825)	$ 621,030	$ 544,135
Different tax rates in other jurisdictions	629,555	163,809	336,470	10,347	8,235
Tax preferential rate	(144,500)	(19,830)	(135,251)	(253,840)	(211,285)
Non deductible expenses	4,834	1,323	1,774	1,968	6,452
Super deduction	(78,351)	(3,196)	(6,780)	(7,245)	(30,610)
Tax loss not recognised	11,457	0	19,340	0	0
Income tax expense	$ 205,963	$ 29,752	$ 202,900	$ 380,767	$ 316,927